Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Current Assets
Cash and cash equivalents	$ 71,997	$ 78,435	$ 72,001
Trade receivables, net	31,379	21,547	16,295
Other accounts receivables	3,945	5,546	4,555
Inventories	85,413	78,819	71,558
Total Current Assets	192,734	184,347	164,409
Non-Current Assets
Property, plant and equipment, net	38,100	36,245	33,746
Right-of-use assets	9,189	9,617	9,854
Intangible assets and other long-term assets	99,186	103,226	104,728
Goodwill	30,313	30,313	30,313
Contract assets	7,688	8,019	8,159
Deferred taxes		488
Total Non-Current Assets	184,476	187,908	186,800
Total Assets	377,210	372,255	351,209
Current Liabilities
Current maturities of lease liabilities	1,912	1,631	1,586
Current maturities of other long term liabilities	10,585	10,181	9,480
Trade payables	24,875	27,735	14,786
Other accounts payables	9,443	9,671	8,104
Deferred revenues	1,022	171	41
Total Current Liabilities	47,837	49,389	33,997
Non-Current Liabilities
Lease liabilities	9,558	9,431	9,574
Contingent consideration	19,730	20,646	17,630
Other long-term liabilities	32,539	32,816	34,121
Deferred taxes	1,723
Employee benefit liabilities, net	591	509	618
Total Non-Current Liabilities	64,141	63,402	61,943
Shareholder’s Equity
Ordinary shares	15,077	15,028	15,024
Additional paid in capital net	268,222	266,933	266,588
Capital reserve due to translation to presentation currency	(3,490)	(3,490)	(3,490)
Capital reserve from hedges	346	51	16
Capital reserve from share-based payments	5,339	6,316	6,394
Capital reserve from employee benefits	374	364	283
Accumulated deficit	(20,636)	(25,738)	(29,546)
Total Shareholder’s Equity	265,232	259,464	255,269
Total Liabilities and Shareholder’s Equity	$ 377,210	$ 372,255	$ 351,209